Financial risk management Interest rate risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 617	$ 932	$ 1,977
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	100.00%
Risk exposure associated with instruments sharing characteristic	$ (10,494)	(10,917)
Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,819)	(3,777)
Later than one year and not later than three years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,141)	(21)
Later than three years and not later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(650)	(4,232)
Later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,884)	(2,887)
Fixed interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(6,694)	(7,444)
Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(19)	(304)
Fixed interest rate [member] | Later than one year and not later than three years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,141)	(21)
Fixed interest rate [member] | Later than three years and not later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(650)	(4,232)
Fixed interest rate [member] | Later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,884)	(2,887)
Floating interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,800)	(3,473)
Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,800)	(3,473)
Floating interest rate [member] | Later than one year and not later than three years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Floating interest rate [member] | Later than three years and not later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Floating interest rate [member] | Later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0	0
LIBOR [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt instrument, interest rate, stated percentage	1.569%
EURIBOR [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt instrument, interest rate, stated percentage	(0.368%)
European Term Loans [member] | Floating interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Pre-Tax Earnings	$ 2
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Pre-Tax Earnings	$ 0
Reynolds Notes, Senior Secured Notes Floating Rate [member] | Three Month LIBOR Rate [Member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, variable rate basis percentage	1.36%
US Term Loans [member] | Floating interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Pre-Tax Earnings	$ 33
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Pre-Tax Earnings	(33)
2017 Securitization Facility [member] | Floating interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest expense on borrowings	$ (4)
2017 Securitization Facility [member] | One Month LIBOR Rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, variable rate basis percentage	1.50%
Interest rate swap contract [member] | Reynolds Notes, Senior Secured Notes Floating Rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative, fixed interest rate	4.67%
Borrowings [member] | Fixed interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (6,694)	(7,444)
Borrowings [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(19)	(304)
Borrowings [member] | Fixed interest rate [member] | Later than one year and not later than three years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,141)	(21)
Borrowings [member] | Fixed interest rate [member] | Later than three years and not later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(650)	(4,232)
Borrowings [member] | Fixed interest rate [member] | Later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,884)	(2,887)
Borrowings [member] | Floating interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(4,746)	(4,735)
Borrowings [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(4,746)	(4,735)
Borrowings [member] | Floating interest rate [member] | Later than one year and not later than three years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Borrowings [member] | Floating interest rate [member] | Later than three years and not later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Borrowings [member] | Floating interest rate [member] | Later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Cash And Cash Equivalents [member] | Floating interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(617)	(932)
Cash And Cash Equivalents [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(617)	(932)
Cash And Cash Equivalents [member] | Floating interest rate [member] | Later than one year and not later than three years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Cash And Cash Equivalents [member] | Floating interest rate [member] | Later than three years and not later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Cash And Cash Equivalents [member] | Floating interest rate [member] | Later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Related Party Receivables [member] | Floating interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(329)	(330)
Related Party Receivables [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(329)	(330)
Related Party Receivables [member] | Floating interest rate [member] | Later than one year and not later than three years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Related Party Receivables [member] | Floating interest rate [member] | Later than three years and not later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Related Party Receivables [member] | Floating interest rate [member] | Later than five years [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0	0
Gross carrying amount [member] | Interest rate swap contract [member] | Reynolds Notes, Senior Secured Notes Floating Rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		$ 750